united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Darlene Murphy

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 10, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2719

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 89.62%
AEROSPACE/DEFENSE - 0.58%
Kaman Corp. - 144A	$5,000,000	3.2500	5/1/2024	$5,748,690

AUTO MANUFACTURERS - 1.23%
General Motors Co. - Societe Generale SA Synthetic	10,773,000	0.0000	11/16/2021	12,077,610

AUTO PARTS & EQUIPMENT - 1.51%
Horizon Global Corp.	18,000,000	2.7500	7/1/2022	14,858,190

BIOTECHNOLOGY - 4.38%
ANI Pharmaceuticals, Inc.	17,000,000	3.0000	12/1/2019	19,968,642
Innoviva, Inc.	23,000,000	2.1250	1/15/2023	23,113,068
				43,081,710
BUILDINGS MATERIALS - 0.39%
Patrick Industries, Inc. - 144A	3,700,000	1.0000	2/1/2023	3,808,454

CHEMICALS - 1.30%
Aceto Corp.	14,000,000	2.0000	11/1/2020	12,791,562

COMMERCIAL SERVICES - 0.19%
Huron Consulting Group, Inc.	1,000,000	1.2500	10/1/2019	938,750
Macquarie Infrastructure Corp.	1,000,000	2.0000	10/1/2023	957,120
				1,895,870
COMPUTERS - 2.94%
Apple, Inc. - Wells Fargo & Co. Synthetic	5,000,000	0.0000	1/24/2020	8,934,500
Electronics For Imaging, Inc.	19,000,000	0.7500	9/1/2019	18,354,209
Intel Corp. - Wells Fargo & Co. Synthetic	1,000,000	0.0000	6/5/2020	1,680,300
				28,969,009
DIVERSIFIED FINANCIAL SERVICES - 8.86%
Blackhawk Network Holdings, Inc.	17,000,000	1.5000	1/15/2022	19,046,205
Cowen, Inc. - 144A	21,000,000	3.0000	12/15/2022	21,143,724
Encore Capital Group, Inc.	10,000,000	2.8750	3/15/2021	9,724,110
Granite Point Mortgage Trust, Inc. - 144A	1,000,000	5.6250	12/1/2022	988,735
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,000,000	4.1250	9/1/2022	21,738,200
PRA Group, Inc.	14,000,000	3.0000	6/1/2023	13,506,836
PRA Group, Inc. - 144A	1,000,000	3.5000	8/1/2020	1,042,520
				87,190,330
ELECTRONICS - 2.79%
II-VI, Inc. - 144A	1,000,000	0.2500	9/1/2022	1,130,862
OSI Systems, Inc. - 144A	13,000,000	1.2500	9/1/2022	12,026,820
TTM Technologies, Inc.	8,000,000	1.7500	12/15/2020	14,267,040
				27,424,722
ENERGY-ALTERNATE SOURCES - 2.35%
Green Plains, Inc.	1,000,000	4.1250	9/1/2022	976,439
NextEra Energy Partners LP - 144A	22,000,000	1.5000	9/15/2020	22,181,412
				23,157,851
ENGINEERING & CONSTRUCTION - 2.22%
Tutor Perini Corp.	20,000,000	2.8750	6/15/2021	21,839,000

FOREST PRODUCTS & PAPER - 1.44%
International Paper Co. - Wells Fargo & Co. Synthetic	13,000,000	0.0000	6/10/2020	14,190,800

HEALTHCARE-PRODUCTS - 1.29%
Trinity Biotech Investment Ltd.	15,600,000	4.0000	4/1/2045	12,682,535

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 89.62% (Continued)
HOME BUILDERS - 3.99%
KB Home	$1,000,000	1.3750	2/1/2019	$1,218,169
LGI Homes, Inc.	9,840,000	4.2500	11/15/2019	30,922,928
M/I Homes, Inc.	7,000,000	3.0000	3/1/2018	7,173,460
				39,314,557
INSURANCE - 3.88%
AmTrust Financial Services, Inc.	19,976,000	2.7500	12/15/2044	17,587,610
HCI Group, Inc.	500,000	3.8750	3/15/2019	500,800
HCI Group, Inc. - 144A	22,000,000	4.2500	3/1/2037	20,067,476
				38,155,886
INTERNET - 1.61%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	1,000,000	0.0000	2/19/2021	1,537,380
Google, Inc. - UBS AG Synthetic	9,000,000	0.0000	2/15/2021	13,711,500
IAC FinanceCo, Inc. - 144A	500,000	0.8750	10/1/2022	572,607
				15,821,487
INVESTMENT COMPANIES - 0.82%
BlackRock Capital Investment Corp.	5,000,000	5.0000	6/15/2022	5,135,915
Goldman Sachs BDC, Inc.	698,000	4.5000	4/1/2022	722,866
New Mountain Finance Corp.	1,000,000	5.0000	6/15/2019	1,032,500
TCP Capital Corp.	100,000	4.6250	3/1/2022	102,060
TPG Speciality Lending, Inc. - 144A	1,000,000	4.5000	8/1/2022	1,035,029
				8,028,370
MACHINERY - DIVERSIFIED - 1.44%
Chart Industries, Inc. - 144A	13,025,000	1.0000	11/15/2024	14,129,260

MISCELLANEOUS MANUFACTURING - 2.10%
General Electric Co. - Barclays Bank PLC Synthetic	23,000,000	0.0000	8/18/2021	20,649,400

PHARMACEUTICALS - 5.45%
Impax Laboratories, Inc.	5,050,000	2.0000	6/15/2022	4,941,248
Jazz Investments I, Ltd.	6,000,000	1.8750	8/15/2021	6,171,528
Jazz Investments I, Ltd. - 144A	18,000,000	1.5000	8/15/2024	17,328,132
Sucampo Pharmaceuticals, Inc.	20,000,000	3.2500	12/15/2021	24,275,000
Teva Pharmaceuticals Finance Co. LLC	1,000,000	0.2500	2/1/2026	901,173
				53,617,081
PRIVATE EQUITY - 1.97%
Hercules Capital, Inc. - 144A	19,000,000	4.3750	2/1/2022	19,427,500

REITS - 11.98%
Apollo Commercial Real Estate Finance, Inc.	22,000,000	4.7500	8/23/2022	22,260,876
Arbor Realty Trust, Inc.	15,000,000	5.3750	11/15/2020	15,050,820
Arbor Realty Trust, Inc.	1,000,000	6.5000	10/1/2019	1,055,202
Blackstone Mortgage Trust, Inc.	13,038,000	4.3750	5/5/2022	12,901,844
Colony NorthStar, Inc.	11,000,000	3.8750	1/15/2021	10,731,028
Colony NorthStar, Inc.	1,000,000	5.0000	4/15/2023	993,037
New York Mortgage Trust, Inc.	20,000,000	6.2500	1/15/2022	19,927,760
PennyMac Corp.	11,714,000	5.3750	5/1/2020	11,539,953
Redwood Trust, Inc.	10,000,000	4.7500	8/15/2023	9,689,660
Western Asset Mortgage Capital Corp.	14,034,000	6.7500	10/1/2022	13,764,856
				117,915,036
RETAIL - 2.88%
EZCORP, Inc.	1,000,000	2.1250	6/15/2019	1,028,480
Restoration Hardware Holdings, Inc. - 144A	18,000,000	0.0000	6/15/2019	18,520,614
Vitamin Shoppe, Inc.	13,000,000	2.2500	12/1/2020	8,758,750
				28,307,844
SEMICONDUCTORS - 10.43%
Cypress Semiconductor Corp. - 144A	1,000,000	2.0000	2/1/2023	1,083,362
Inphi Corp.	100,000	0.7500	9/1/2021	92,600
Integrated Device Technology, Inc.	17,000,000	0.8750	11/15/2022	19,024,717
ON Semiconductor Corp.	1,000,000	1.0000	12/1/2020	1,434,554
ON Semiconductor Corp. -144A	21,200,000	1.6250	10/15/2023	29,071,369
Rambus, Inc. - 144A	10,000,000	1.3750	2/1/2023	9,483,540
Rovi Corp.	15,000,000	0.5000	3/1/2020	14,348,145
Synaptics, Inc. - 144A	25,000,000	0.5000	6/15/2022	23,628,825
Veeco Instruments, Inc.	5,000,000	2.7000	1/15/2023	4,513,015
				102,680,127

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 89.62% (Continued)
SOFTWARE - 1.94%
CSG Systems International, Inc.	$500,000	4.2500	3/15/2036	$554,259
RealPage, Inc. -144A	1,000,000	1.5000	11/15/2022	1,342,200
Synchronoss Technologies, Inc.	19,492,000	0.7500	8/15/2019	17,240,674
				19,137,133
TELECOMMUNICATIONS - 4.84%
CalAmp Corp.	3,000,000	1.6250	5/15/2020	3,307,500
Finisar Corp.	24,000,000	0.5000	12/15/2036	21,836,784
Viavi Solutions, Inc. - 144A	23,000,000	1.0000	3/1/2024	22,539,747
				47,684,031
TRANSPORTATION - 4.82%
Aegean Marine Petroleum Network, Inc. - 144A	22,475,000	4.2500	12/15/2021	16,368,543
Air Transport Services Group, Inc. - 144A	12,000,000	1.1250	10/15/2024	12,649,380
Atlas Air Worldwide Holdings, Inc.	15,000,000	2.2500	6/1/2022	16,845,855
Echo Global Logistics, Inc.	1,000,000	2.5000	5/1/2020	1,052,197
Kansas City Southern - Goldman Sachs Group, Inc. Synthetic	500,000	0.0000	2/16/2021	473,955
				47,389,930

TOTAL CONVERTIBLE BONDS				881,973,975
(Cost - $847,231,599)

OTHER CONVERTIBLE NOTES - 3.26%	Shares	Dividend Rate (%)
REITS - 3.26%
Great Ajax Corp.	582,765	7.2500	4/30/2024	14,557,470
Sutherland Asset Management Corp.	700,000	7.0000	8/15/2023	17,570,000
TOTAL OTHER CONVERTIBLE NOTES				32,127,470
(Cost - $32,195,536)

	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 2.87%
United States Treasury Notes	$5,000,000	0.7500	10/31/2018	4,961,035
United States Treasury Notes	5,000,000	0.7500	2/15/2019	4,938,184
United States Treasury Notes	1,000,000	1.0000	6/30/2019	985,683
United States Treasury Notes	6,000,000	1.1250	2/28/2021	5,786,836
United States Treasury Notes	6,000,000	1.3750	10/31/2020	5,856,914
United States Treasury Notes	6,000,000	1.6250	11/15/2022	5,761,289
TOTAL U.S. TREASURY OBLIGATIONS				28,289,941
(Cost - $28,829,209)
	Shares
SHORT-TERM INVESTMENTS - 3.18%
MONEY MARKET FUND - 3.18%
Milestone Treasury Obligations Portfolio - Institutional Class +	31,306,612	1.1300		31,306,612
TOTAL SHORT-TERM INVESTMENTS
(Cost - $31,306,612)

TOTAL INVESTMENTS - 98.93%
(Cost - $939,562,956) (a)				$973,697,998
OTHER ASSETS LESS LIABILITIES - 1.07%				10,549,485
NET ASSETS - 100.00%				$984,247,483

+ Variable rate security. Interest rate is as of January 31, 2018.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $915,637,472 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$85,263,613
			Unrealized Depreciation:	(27,203,087)
			Net Unrealized Appreciation:	$58,060,526

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
TOTAL RETURN SWAP	Notional Amount	Termination Date	Payable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated December 14, 2016 to receive total return of the Miller Convertible Bond Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95% (3.53% at January 31, 2018).	$57,931,301	12/31/2018	$438,388

PORTFOLIO ANALYSIS
As of January 31, 2018
	% of Net
Sector	Assets
Financial	38.21%
Technology	14.24%
Industrial	12.18%
Consumer, Non cyclical	11.31%
Consumer, Cyclical	8.38%
Communications	4.91%
Short-Term Investments	3.18%
Government	2.87%
Energy	2.35%
Basic Materials	1.30%
Other Assets Less Liabilities	1.07%
	100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 135.25%
AEROSPACE/DEFENSE - 3.49%
Kaman Corp. - 144A *	$4,000,000	3.2500	5/1/2024	$4,598,952

AUTO MANUFACTURERS - 1.70%
General Motors Co. - Societe Generale SA Synthetic *	2,000,000	0.0000	11/16/2021	2,242,200

AUTO PARTS & EQUIPMENT - 2.50%
Horizon Global Corp. *	4,000,000	2.7500	7/1/2022	3,301,820

BIOTECHNOLOGY - 6.80%
ANI Pharmaceuticals, Inc. *	2,500,000	3.0000	12/1/2019	2,936,565
Innoviva, Inc. *	6,000,000	2.1250	1/15/2023	6,029,496
				8,966,061
BUILDING MATERIALS - 2.65%
Patrick Industries, Inc. - 144A *	3,400,000	1.0000	2/1/2023	3,499,661

CHEMICALS - 1.39%
Aceto Corp. *	2,000,000	2.0000	11/1/2020	1,827,366

COMPUTERS - 1.83%
Electronics For Imaging, Inc. *	2,500,000	0.7500	9/1/2019	2,415,028

DIVERSIFIED FINANCIAL SERVICES - 13.98%
Blackhawk Network Holdings, Inc. *	4,700,000	1.5000	1/15/2022	5,265,716
Cowen, Inc. - 144A *	5,770,000	3.0000	12/15/2022	5,809,490
Granite Point Mortgage Trust, Inc. - 144A *	1,000,000	5.6250	12/1/2022	988,735
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	5,400,000	4.1250	9/1/2022	5,335,740
PRA Group, Inc. - 144A *	1,000,000	3.5000	6/1/2023	1,042,520
				18,442,201
ELECTRONICS - 5.63%
II-VI, Inc. - 144A *	4,200,000	0.2500	9/1/2022	4,749,620
TTM Technologies, Inc. *	1,500,000	1.7500	12/15/2020	2,675,070
				7,424,690
ENERGY-ALTERNATE SOURCES - 4.20%
NextEra Energy Partners LP - 144A *	5,500,000	1.5000	9/15/2020	5,545,353

ENGINEERING & CONSTRUCTION - 3.31%
Tutor Perini Corp. *	4,000,000	2.8750	6/15/2021	4,367,800

HEALTHCARE-PRODUCTS - 3.08%
Trinity Biotech Investment Ltd. *	5,000,000	4.0000	4/1/2045	4,064,915

HOME BUILDERS - 3.34%
LGI Homes, Inc. *	1,400,000	4.2500	11/15/2019	4,399,603

INSURANCE - 8.84%
AmTrust Financial Services, Inc. *	6,500,000	2.7500	12/15/2044	5,722,841
HCI Group, Inc. - 144A *	6,500,000	4.2500	3/1/2037	5,929,027
				11,651,868
INTERNET - 5.09%
Google, Inc. - UBS AG Synthetic *	1,400,000	0.0000	2/15/2021	2,132,900
IAC FinanceCo, Inc. - 144A *	4,000,000	0.8750	10/1/2022	4,580,856
				6,713,756
MACHINERY - DIVERSIFIED - 2.06%
Chart Industries, Inc. - 144A *	2,500,000	1.0000	11/15/2024	2,711,950

MISCELLANEOUS MANUFACTURING - 2.38%
General Electric Co. - Barclays Bank PLC Synthetic *	3,500,000	0.0000	8/18/2021	3,142,300

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 135.25% (Continued)
PHARMACEUTICALS - 8.06%
Jazz Investments I, Ltd. - 144A *	$6,000,000	1.5000	8/15/2024	$5,776,044
Sucampo Pharmaceuticals, Inc. *	4,000,000	3.2500	12/15/2021	4,855,000
				10,631,044
PRIVATE EQUITY - 3.55%
Hercules Capital, Inc. - 144A *	4,575,000	4.3750	2/1/2022	4,677,937

REITS - 16.85%
Apollo Commercial Real Estate Finance, Inc. *	5,142,000	4.7500	8/23/2022	5,202,974
Arbor Realty Trust, Inc. *	3,834,000	5.3750	11/15/2020	3,846,990
New York Mortgage Trust, Inc. *	4,500,000	6.2500	1/15/2022	4,483,746
Redwood Trust, Inc. *	4,000,000	4.7500	8/15/2023	3,875,864
Western Asset Mortgage Capital Corp. *	4,900,000	6.7500	10/1/2022	4,806,028
				22,215,602
SEMICONDUCTORS - 14.40%
Cypress Semiconductors Corp. - 144A *	4,500,000	2.0000	2/1/2023	4,875,129
Integrated Device Technology, Inc. *	2,000,000	0.8750	11/15/2022	2,238,202
ON Semiconductor Corp. - 144A *	4,200,000	1.6250	10/15/2023	5,759,422
Synaptics, Inc. - 144A *	6,000,000	0.5000	6/15/2022	5,670,918
Veeco Instruments, Inc. *	500,000	2.7000	1/15/2023	451,301
				18,994,972
TELECOMMUNICATIONS - 8.45%
Finisar Corp. *	6,000,000	0.5000	12/15/2036	5,459,196
Viavi Solutions, Inc. - 144A *	5,800,000	1.0000	3/1/2024	5,683,936
				11,143,132
TRANSPORTATION - 11.67%
Aegean Marine Petroleum Network, Inc. - 144A *	5,500,000	4.2500	12/15/2021	4,005,650
Air Transport Services Group, Inc. - 144A *	6,000,000	1.1250	10/15/2024	6,324,690
Atlas Air Worldwide Holdings, Inc. *	4,500,000	2.2500	6/1/2022	5,053,756
				15,384,096

TOTAL CONVERTIBLE BONDS
(Cost - $171,522,129)				178,362,307

OTHER CONVERTIBLE NOTES - 7.02%	Shares	Dividend Rate (%)
REITS - 7.02%
Great Ajax Corp. *	210,000	7.2500	4/30/2024	5,245,800
Sutherland Asset Management Corp. *	160,000	7.0000	8/15/2023	4,016,000
TOTAL OTHER CONVERTIBLE NOTES				9,261,800
(Cost - $9,255,800)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 2.19%
United States Treasury Notes *	$1,000,000	0.8750	5/15/2019	985,605
United States Treasury Notes *	1,000,000	1.2500	3/31/2021	966,934
United States Treasury Notes *	1,000,000	1.2500	7/31/2023	932,559
TOTAL U.S. TREASURY OBLIGATIONS				2,885,098
(Cost - $2,959,608)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Security	Shares	Interest Rate (%)		Fair Value

SHORT-TERM INVESTMENTS - 0.61%
MONEY MARKET FUND - 0.61%
Milestone Treasury Obligations Portfolio - Institutional Class +	806,648	1.1300		$806,648
TOTAL SHORT-TERM INVESTMENTS
(Cost - $806,648)

TOTAL INVESTMENTS - 145.07%
(Cost - $184,544,185) (a)				$191,315,853
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.07)%				(59,439,760)
NET ASSETS - 100.0%				$131,876,093

+ Variable rate security. Interest rate is as of January 31, 2018.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
* All or a portion of this security is segregated as collateral for the Line of Credit as of January 31, 2018.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $181,896,844 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$14,333,194
		Unrealized Depreciation:		(4,914,185)
	Net Unrealized Appreciation:			$9,419,009

TOTAL RETURN SWAP	Notional Amount		Termination Date	Receivable for Open Swap Contracts

Agreement with ReFlow Fund, LLC dated November 14, 2016 to receive total return of the Miller Convertible Plus Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.25% (3.83% at January 31, 2018).	$6,587,161		12/31/2018	$43,135

PORTFOLIO ANALYSIS
As of January 31, 2018
	% of Net
Sector	Assets
Financial	55.94%
Industrial	28.81%
Consumer, Non-cyclical	17.94%
Technology	16.23%
Communications	11.92%
Consumer, Cyclical	5.84%
Energy	4.20%
Government	2.19%
Basic Materials	1.39%
Short-Term Investments	0.61%
Liabilities in Excess of Other Assets	(45.07)%
	100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 70.46%
AUTO MANUFACTURERS - 0.81%
General Motors Co. - Societe Generale SA Synthetic	$1,000,000	0.0000	11/16/2021	$1,121,100

AUTO PARTS & EQUIPMENT - 1.49%
Horizon Global Corp.	2,500,000	2.7500	7/1/2022	2,063,638

BIOTECHNOLOGY - 3.17%
ANI Pharmaceuticals, Inc.	1,000,000	3.0000	12/1/2019	1,174,626
Innoviva, Inc.	3,200,000	2.1250	1/15/2023	3,215,731
				4,390,357
CHEMICALS - 0.66%
Aceto Corp.	1,000,000	2.0000	11/1/2020	913,683

COMPUTERS - 1.05%
Electronics For Imaging, Inc.	1,500,000	0.7500	9/1/2019	1,449,017

DIVERSIFIED FINANCIAL SERVICES - 9.02%
Blackhawk Network Holdings, Inc.	2,000,000	1.5000	1/15/2022	2,240,730
Cowen, Inc. - 144A	3,100,000	3.0000	12/15/2022	3,121,216
Encore Capital Group, Inc.	1,000,000	2.8750	3/15/2021	972,411
Granite Point Mortgage Trust, Inc. - 144A	3,000,000	5.6250	12/1/2022	2,966,205
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,244,000	4.1250	9/1/2022	3,205,396
				12,505,958
ELECTRONICS - 1.95%
OSI Systems, Inc. - 144A	1,000,000	1.2500	9/1/2022	925,140
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	1,783,380
				2,708,520
ENERGY-ALTERNATE SOURCES - 2.18%
NextEra Energy Partners LP - 144A	3,000,000	1.5000	9/15/2020	3,024,738

ENGINEERING & CONSTRUCTION - 1.81%
Tutor Perini Corp.	2,300,000	2.8750	6/15/2021	2,511,485

FOREST PRODUCTS & PAPER - 1.26%
International Paper Co. - Wells Fargo & Co. Synthetic	1,600,000	0.0000	6/10/2020	1,746,560

HEALTHCARE PRODUCTS - 1.59%
Trinity Biotech Investment, Ltd.	2,700,000	4.0000	4/1/2045	2,195,054

HOME BUILDERS - 1.36%
LGI Homes, Inc.	600,000	4.2500	11/15/2019	1,885,544

INSURANCE - 4.71%
AmTrust Financial Services, Inc.	4,000,000	2.7500	12/15/2044	3,521,748
HCI Group, Inc. - 144A	3,300,000	4.2500	3/1/2037	3,010,121
				6,531,869
INVESTMENT COMPANIES - 1.12%
Goldman Sachs BDC, Inc.	1,500,000	4.5000	4/1/2022	1,553,438

MACHINERY - DIVERSIFIED - 0.78%
Chart Industries, Inc. - 144A	1,000,000	1.0000	11/15/2024	1,084,780

MISCELLANEOUS MANUFACTURING - 2.20%
General Electric Co. - Barclays Bank PLC Synthetic	3,400,000	0.0000	8/18/2021	3,052,520

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Security	Principal Amount	Interest Rate (%)	Maturity Date	Fair Value

CONVERTIBLE BONDS - 70.46% (Continued)
PHARMACEUTICALS - 5.33%
Impax Laboratories, Inc.	$1,000,000	2.0000	6/15/2022	$978,465
Jazz Investments, Ltd. - 144A	3,500,000	1.5000	8/15/2024	3,369,359
Sucampo Pharmaceuticals, Inc.	2,500,000	3.2500	12/15/2021	3,034,375
				7,382,199
PRIVATE EQUITY - 1.11%
Hercules Capital, Inc. - 144A	1,500,000	4.3750	2/1/2022	1,533,750

REITS - 12.63%
Apollo Commercial Real Estate Finance, Inc.	3,300,000	4.7500	8/23/2022	3,339,131
Arbor Realty Trust, Inc.	2,500,000	5.3750	11/15/2020	2,508,470
Blackstone Mortgage Trust, Inc.	2,000,000	4.3750	5/5/2022	1,979,114
Colony North Star, Inc.	1,000,000	3.8750	1/15/2021	975,548
New York Mortgage Trust, Inc.	2,500,000	6.2500	1/15/2022	2,490,970
PennyMac Corp.	3,000,000	5.3750	5/1/2020	2,955,426
Redwood Trust Inc.	3,000,000	4.7500	8/15/2023	2,906,898
Western Asset Mortgage Capital Corp.	345,000	6.7500	10/1/2022	338,383
				17,493,940
RETAIL - 0.74%
Restoration Hardware Holdings, Inc. - 144A	1,000,000	0.0000	6/15/2019	1,028,923

SEMICONDUCTORS - 5.98%
Integrated Device Technology, Inc.	1,000,000	0.8750	11/15/2022	1,119,101
ON Semiconductor Corp. - 144A	1,800,000	1.6250	10/15/2023	2,468,324
Rovi Corp.	1,000,000	0.5000	3/1/2020	956,543
Synaptics, Inc. - 144A	3,000,000	0.5000	6/15/2022	2,835,459
Veeco Instruments, Inc.	1,000,000	2.7000	1/15/2023	902,603
				8,282,030
TELECOMMUNICATIONS - 4.42%
Finisar Corp.	3,500,000	0.5000	12/15/2036	3,184,531
Viavi Solutions, Inc. - 144A	3,000,000	1.0000	3/1/2024	2,939,967
				6,124,498
TRANSPORTATION - 5.09%
Aegean Marine Petroleum Network, Inc. - 144A	3,000,000	4.2500	12/15/2021	2,184,900
Air Transport Services Group, Inc. - 144A	2,700,000	1.1250	10/15/2024	2,846,111
Atlas Air Worldwide Holdings, Inc.	1,800,000	2.2500	6/1/2022	2,021,503
				7,052,514

TOTAL CONVERTIBLE BONDS				97,636,115
(Cost - $95,241,066)

OTHER CONVERTIBLE NOTES - 4.70%
REITS - 4.70%	Shares	Dividend Rate (%)
Great Ajax Corp.	130,000	7.2500	4/30/2024	3,247,400
Sutherland Asset Management Corp.	130,000	7.0000	8/15/2023	3,263,000
TOTAL OTHER CONVERTIBLE NOTES				6,510,400
(Cost - $6,504,400)
	Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 21.55%
United States Treasury Notes	$4,500,000	0.7500	2/28/2018	4,497,907
United States Treasury Notes	5,500,000	0.8750	5/15/2019	5,420,830
United States Treasury Notes	4,800,000	1.1250	2/28/2021	4,629,469
United States Treasury Notes	2,300,000	1.2500	7/31/2023	2,144,885
United States Treasury Notes	350,000	1.3750	2/29/2020	344,388
United States Treasury Notes	3,500,000	1.3750	8/31/2020	3,424,053
United States Treasury Notes	700,000	1.3750	5/31/2021	677,974
United States Treasury Notes	600,000	1.3750	12/31/2018	597,082
United States Treasury Notes	600,000	1.5000	1/31/2022	578,613
United States Treasury Notes	2,300,000	1.5000	2/28/2023	2,186,887
United States Treasury Notes	700,000	1.6250	5/31/2023	667,652
United States Treasury Notes	4,900,000	1.6250	11/15/2022	4,705,053
TOTAL U.S. TREASURY OBLIGATIONS				29,874,793
(Cost - $30,475,501)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018
Security	Shares	Interest Rate (%)	Fair Value

SHORT-TERM INVESTMENTS - 1.16%
MONEY MARKET FUND - 1.16%
Milestone Treasury Obligations Portfolio - Institutional Class +	1,607,055	1.1300	$1,607,055
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,607,055)

TOTAL INVESTMENTS - 97.87%
(Cost - $133,828,022) (a)			$135,628,363
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.13%			2,950,945
NET ASSETS - 100.00%			$138,579,308

+ Variable rate security. Interest rate is as of January 31, 2018.
LLC - Limited Liability Company.
PLC - Public Limited Company
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $132,003,246 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$7,008,413
		Unrealized Depreciation:	(3,383,296)
	Net Unrealized Appreciation:		$3,625,117

PORTFOLIO ANALYSIS
As of January 31, 2018
	% of Net
Sector	Assets
Financial	37.56%
Government	21.56%
Consumer, Non-cyclical	10.08%
Industrial	9.64%
Technology	7.02%
Communications	4.42%
Consumer, Cyclical	3.59%
Energy	2.18%
Short-Term Investments	1.16%
Basic Materials	0.66%
Other Assets in Excess of Liabilities	2.13%
	100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.  The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of January 31, 2018 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$881,973,975	$-	$881,973,975
Other Convertible Notes*	32,127,470	-	-	32,127,470
U.S. Treasury Obligations	-	28,289,941	-	28,289,941
Short-Term Investments	31,306,612	-	-	31,306,612
Total Investments in Securities	$63,434,082	$910,263,916	$-	$973,697,998

Liabilities
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swap**	$-	$438,388	$-	$438,388

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$178,362,307	$-	$178,362,307
Other Convertible Notes*	9,261,800	-	-	9,261,800
U.S. Treasury Obligations	-	2,885,098	-	2,885,098
Short-Term Investments	806,648	-	-	806,648
Total Investments in Securities	$10,068,448	$181,247,405	$-	$191,315,853

Assets
Derivatives	Level 1	Level 2	Level 3	Total
Total Return Swap**	$-	$43,135	$-	$43,135

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$-	$97,636,115	$-	$97,636,115
Other Convertible Notes*	6,510,400	-	-	6,510,400
U.S. Treasury Obligations	-	29,874,793	-	29,874,793
Short-Term Investments	1,607,055	-	-	1,607,055
Total Investments in Securities	$8,117,455	$127,510,908	$-	$135,628,363

* Please refer to the Schedule of Investments for industry classification.
** Represents the receivable or payable for the open swap contract.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.

Derivative Transactions – The Funds may enter into total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Funds may use their own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings.  The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value,U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the period ended January 31, 2018, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. At January 31, 2018, the payable for open swap contracts was $438,388, for the Convertible Bond Fund, and the receivable for open swap contracts was $43,135, for the Convertible Plus Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 3/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

Principal Executive Officer/President and Principal Financial Officer/Treasurer

Miller Investment Trust

Date 3/26/18